Line of Credit (Detail Textuals) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	2 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2012	Feb. 27, 2013	Sep. 30, 2013	Aug. 16, 2013	Dec. 31, 2003	Jun. 04, 2012
Line of Credit Facility [Line Items]
Outstanding balance on the line of credit	$ 4,100,000		$ 3,900,000				$ 4,100,000
Availability under the line of credit			3,300,000
Minimum Tangible Net Worth									800,000
Minimum tangible net worth's pro forma effect in capital raise	300,000	600,000	800,000
Minimum tangible net worth requirement			(9,700,000)
Additional Paid in Capital, Preferred Stock			1,500,000
Series E Preferred Stock [Member]
Line of Credit Facility [Line Items]
Minimum Tangible Net Worth				(9,700,000)
Gross proceeds				4,100,000
Minimum tangible net worth requirement				(8,700,000)
Additional Paid in Capital, Preferred Stock				875,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Interest expense for the lines of credit, including amortization of deferred financing costs			362,000		375,000
Silicon Valley Bank ("SVB") | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms		the Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.6 million and $0.8 million cushion over the requirement, respectively.
Minimum Tangible Net Worth		8,700,000
Percentage of additional capital raises in tangible net worth		50.00%
SVB Loan Agreement [Member] | Silicon Valley Bank ("SVB") | Line of Credit [Member]
Line of Credit Facility [Line Items]
Aggregate amount of credit facility		10,000,000	10,000,000
Line of Credit Facility, Covenant Terms		The Company was in compliance with the Tangible Net Worth financial covenant under the SVB line of credit and had available a $0.6 million cushion over the covenant requirement.
Outstanding balance on the line of credit		3,800,000	3,900,000		3,300,000
Annual Interest Rate		6.50%	7.00%			3.75%
Availability under the line of credit		700,000
Terms of the BDC loan agreement, description						On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 10), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan						1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs		329,000					262,000
Line of credit mature period		Feb. 28, 2015				Feb. 28, 2015
RBC Credit Agreement | Silicon Valley Bank ("SVB") | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit mature period		Feb. 28, 2015
RBC Credit Agreement | Royal Bank Of Canada [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Aggregate amount of credit facility										200,000
Outstanding balance on the line of credit		193,000	193,000
Annual Interest Rate		4.50%	4.50%
Annual interest rate, Additional percentage		1.50%	1.50%
Forbearance Agreement | Silicon Valley Bank ("SVB") | Line of Credit [Member]
Line of Credit Facility [Line Items]
Minimum Tangible Net Worth								$ (9,700,000)
Percentage of additional capital raises in tangible net worth								50.00%